Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Registrant Name	World Moto, Inc.
Entity Central Index Key	0001492151
Entity Filer Category	Smaller Reporting Company